Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 23,854	$ 23,503
Goodwill	114,782	110,479
Intangible assets	41,096	40,034
Investments in associates	4,878	4,612
Investment securities	152	168
Deferred tax assets	2,730	2,493
Pensions and similar obligations	101	42
Income tax receivables	426	470
Derivatives	44	261
Trade and other receivables	1,829	1,577
Total non-current assets	189,892	183,637
Current assets
Investment securities	205	221
Inventories	5,475	5,020
Income tax receivables	872	727
Derivatives	340	554
Trade and other receivables	6,994	5,270
Cash and cash equivalents	7,167	11,174
Assets classified as held for sale	161	33
Total current assets	21,215	22,999
Total assets	211,107	206,637
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	13,674	12,304
Retained earnings	47,641	46,577
Equity attributable to equity holders of AB InBev	80,671	78,237
Non-controlling interests	10,743	10,463
Total equity	91,414	88,700
Non-current liabilities
Interest-bearing loans and borrowings	71,979	70,720
Pensions and similar obligations	1,287	1,296
Deferred tax liabilities	11,385	11,321
Income tax payables	296	284
Derivatives	372	68
Trade and other payables	1,013	797
Provisions	352	385
Total non-current liabilities	86,683	84,871
Current liabilities
Bank overdrafts	21	0
Interest-bearing loans and borrowings	3,578	1,449
Income tax payables	1,386	1,805
Derivatives	5,609	5,817
Trade and other payables	22,188	23,804
Provisions	202	191
Liabilities associated with assets held for sale	25	0
Total current liabilities	33,009	33,066
Total equity and liabilities	$ 211,107	$ 206,637